Stock-based Compensation - Restricted Stock Awards - Activity (Details) - Restricted Stock Awards - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Awards
Unvested at the beginning of the period (in shares)	73,271
Granted (in shares)	152,050
Vested (in shares)	(73,271)
Unvested at the end of the period (in shares)	152,050	73,271
Weighted Average Grant Date Fair Value per Share
Unvested at the beginning of the period (in dollars per share)	$ 6.71
Granted (in dollars per share)	3.68	$ 6.71	$ 17.26
Vested (in dollars per share)	6.71
Unvested at the end of the period (in dollars per share)	$ 3.68	$ 6.71